State Street SPDR SP Kensho Future Security ETF Average Annual Total Returns		12 Months Ended	28 Months Ended	60 Months Ended	65 Months Ended	86 Months Ended	96 Months Ended	118 Months Ended	120 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Kensho Future Security Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		27.71%		13.49%			14.84%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	21.76%	14.42%	16.50%	15.33%	14.27%	15.31%	14.82%	15.77%
State Street SPDR SP Kensho Future Security ETF
Prospectus [Line Items]
Average Annual Return, Percent		27.54%		13.38%			14.64%
Performance Inception Date	Dec. 26, 2017
State Street SPDR SP Kensho Future Security ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.46%		13.29%			14.44%
State Street SPDR SP Kensho Future Security ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.35%		10.71%			12.08%